Contract revenues - Morphomer Tau small molecule - 2018 license agreement with Eli Lilly and Company (Details) SFr in Thousands		3 Months Ended			12 Months Ended			36 Months Ended	66 Months Ended	71 Months Ended
	Jan. 23, 2019 CHF (SFr)	Mar. 31, 2020 CHF (SFr) installment	Sep. 30, 2019 CHF (SFr) installment	Mar. 31, 2019 CHF (SFr)	Dec. 31, 2024 CHF (SFr) item	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Contract revenues
Revenue from contracts with customers					SFr 27,309	SFr 14,801	SFr 3,935
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly and Company
Contract revenues
Milestone payment received				SFr 80,000
Period to provide notice of termination of agreement					3 months
Number of representatives in joint steering committee by each party | item					3
Revenue from contracts with customers								SFr 0
Deferred income					SFr 0			0	SFr 0	SFr 0
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly and Company | Clinical and Regulatory | Maximum
Contract revenues
Transaction price					880,000			880,000	880,000	880,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly and Company | Commercial | Maximum
Contract revenues
Transaction price					SFr 900,000			SFr 900,000	900,000	900,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly and Company | Research and Development
Contract revenues
Deferred research and development costs	SFr 6,900
Revenue from contracts with customers										SFr 6,900
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly and Company | Right-of-use License
Contract revenues
Revenue from contracts with customers	SFr 73,100								SFr 40,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, First Amendment
Contract revenues
Total potential collaboration agreement value			SFr 60,000
Number of installments | installment			2
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, First Amendment | Quarter 3, 2019
Contract revenues
Milestone payment receivable			SFr 30,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, First Amendment | March 31, 2020
Contract revenues
Milestone payment receivable		SFr 30,000	SFr 30,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, Second Amendment
Contract revenues
Number of installments | installment		2
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, Second Amendment | March 31, 2020
Contract revenues
Milestone payment receivable		SFr 10,000
Morphomer Tau Small Molecule | 2018 License Agreement with Eli Lilly, Second Amendment | Upon first patient dosed in a Phase 2 clinical study of a licensed product in the U.S. or EU.
Contract revenues
Milestone payment receivable		SFr 60,000